Quarterly Holdings Report
for

Fidelity® Series Corporate Bond Fund

May 31, 2019

XBC-QTLY-0719
1.9891234.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.:
0% 6/15/42 (a)(b)	$250,000	$256,957
4.35% 3/1/29	900,000	939,780
4.5% 3/9/48	450,000	433,225
Verizon Communications, Inc.:
3.125% 3/16/22	120,000	122,059
4.016% 12/3/29 (c)	800,000	845,293
4.522% 9/15/48	500,000	526,884
		3,124,198
Entertainment - 0.4%
The Walt Disney Co. 4.75% 9/15/44 (c)	320,000	376,425
Interactive Media & Services - 0.3%
Tencent Holdings Ltd. 3.575% 4/11/26 (c)	260,000	261,910
Media - 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	900,000	957,788
5.75% 4/1/48	100,000	104,130
Comcast Corp.:
3.125% 7/15/22	417,000	424,238
4.15% 10/15/28	1,075,000	1,153,256
4.95% 10/15/58	60,000	68,789
COX Communications, Inc. 3.15% 8/15/24 (c)	100,000	100,583
Fox Corp.:
3.666% 1/25/22 (c)	2,000	2,051
4.03% 1/25/24 (c)	3,000	3,143
4.709% 1/25/29 (c)	4,000	4,374
5.476% 1/25/39 (c)	504,000	574,428
5.576% 1/25/49 (c)	3,000	3,502
Time Warner Cable, Inc. 5.875% 11/15/40	250,000	258,695
		3,654,977
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. 5% 3/15/44	270,000	304,318
Vodafone Group PLC 4.375% 5/30/28	700,000	729,961
		1,034,279

TOTAL COMMUNICATION SERVICES		8,451,789

CONSUMER DISCRETIONARY - 7.6%
Automobiles - 2.4%
Daimler Finance North America LLC 3.35% 2/22/23 (c)	650,000	659,516
General Motors Financial Co., Inc.:
3.55% 7/8/22	450,000	452,328
4.15% 6/19/23	400,000	404,150
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (c)	700,000	730,752
		2,246,746
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp. 4.875% 12/9/45	470,000	518,132
Sands China Ltd. 5.125% 8/8/25	700,000	734,144
Starbucks Corp.:
3.55% 8/15/29	250,000	253,752
3.8% 8/15/25	580,000	606,439
4% 11/15/28	100,000	106,638
		2,219,105
Multiline Retail - 0.9%
Dollar Tree, Inc.:
4% 5/15/25	500,000	514,661
4.2% 5/15/28	375,000	378,954
		893,615
Specialty Retail - 2.0%
AutoZone, Inc. 3.125% 4/18/24	600,000	601,440
Lowe's Companies, Inc.:
3.65% 4/5/29	475,000	480,702
4.55% 4/5/49	159,000	161,670
O'Reilly Automotive, Inc.:
3.55% 3/15/26	75,000	75,847
3.9% 6/1/29	490,000	501,442
4.35% 6/1/28	75,000	79,498
		1,900,599

TOTAL CONSUMER DISCRETIONARY		7,260,065

CONSUMER STAPLES - 5.1%
Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
4.6% 4/15/48	700,000	697,169
4.9% 1/23/31	525,000	581,766
		1,278,935
Food Products - 1.0%
Conagra Brands, Inc.:
3.8% 10/22/21	50,000	51,133
4.6% 11/1/25	70,000	74,610
4.85% 11/1/28	750,000	806,078
		931,821
Tobacco - 2.8%
Altria Group, Inc.:
4.25% 8/9/42	14,000	12,498
4.8% 2/14/29	607,000	633,959
BAT Capital Corp. 3.557% 8/15/27	700,000	673,151
Imperial Tobacco Finance PLC 3.75% 7/21/22 (c)	900,000	914,248
Reynolds American, Inc. 4.45% 6/12/25	425,000	441,533
		2,675,389

TOTAL CONSUMER STAPLES		4,886,145

ENERGY - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Alberta Energy Co. Ltd. 8.125% 9/15/30	409,000	539,597
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	99,879
Canadian Natural Resources Ltd. 6.25% 3/15/38	375,000	452,180
Cenovus Energy, Inc. 4.25% 4/15/27	1,100,000	1,097,143
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	520,565
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	493,750
5.125% 5/15/29	450,000	453,938
Enbridge, Inc. 4.5% 6/10/44	250,000	260,827
Energy Transfer Partners LP:
4.25% 3/15/23	450,000	462,990
4.95% 6/15/28	650,000	685,689
Enterprise Products Operating LP 5.1% 2/15/45	375,000	405,094
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	301,703
Petroleos Mexicanos 6.875% 8/4/26	75,000	77,813
Phillips 66 Co. 4.875% 11/15/44	300,000	327,624
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	619,000	650,904
The Williams Companies, Inc. 4.55% 6/24/24	400,000	421,720
Western Gas Partners LP 5.375% 6/1/21	700,000	721,356
		7,972,772
FINANCIALS - 35.3%
Banks - 18.3%
AIB Group PLC:
4.263% 4/10/25 (c)(d)	250,000	253,426
4.75% 10/12/23 (c)	1,000,000	1,036,115
Bank Ireland Group PLC 4.5% 11/25/23 (c)	200,000	205,798
Bank of America Corp.:
3.004% 12/20/23 (d)	450,000	452,747
3.95% 4/21/25	1,100,000	1,126,900
4.271% 7/23/29 (d)	700,000	739,854
Barclays PLC 3.65% 3/16/25	1,000,000	981,218
BNP Paribas SA 4.705% 1/10/25 (c)(d)	700,000	734,932
BPCE SA 4.875% 4/1/26 (c)	200,000	210,167
Citigroup, Inc.:
2.876% 7/24/23 (d)	750,000	749,074
4.075% 4/23/29 (d)	600,000	624,404
4.4% 6/10/25	400,000	418,933
4.5% 1/14/22	100,000	104,422
Citizens Bank NA 3.7% 3/29/23	800,000	826,468
Citizens Financial Group, Inc. 4.35% 8/1/25	165,000	170,973
Compass Bank 3.5% 6/11/21	900,000	912,018
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25	1,150,000	1,170,856
Fifth Third Bancorp 8.25% 3/1/38	300,000	430,699
HSBC Holdings PLC 3 month U.S. LIBOR + 0.650% 3.2466% 9/11/21 (d)(e)	600,000	600,901
JPMorgan Chase & Co.:
3.882% 7/24/38 (d)	475,000	478,548
4.203% 7/23/29 (d)	600,000	634,904
Mitsubishi UFJ Financial Group, Inc.:
2.998% 2/22/22	100,000	100,988
3.218% 3/7/22	400,000	406,755
Rabobank Nederland:
3.75% 7/21/26	300,000	299,663
4.625% 12/1/23	750,000	789,250
Regions Financial Corp. 3.8% 8/14/23	10,000	10,384
Royal Bank of Scotland Group PLC 6.1% 6/10/23	450,000	477,428
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	650,000	671,814
Societe Generale SA 3.875% 3/28/24 (c)	700,000	710,283
Standard Chartered PLC 3.785% 5/21/25 (c)(d)	630,000	629,254
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	100,000	99,563
SunTrust Bank 3.2% 4/1/24	100,000	101,844
ZB, National Association 3.5% 8/27/21	250,000	254,076
		17,414,659
Capital Markets - 3.7%
Ares Capital Corp. 4.25% 3/1/25	75,000	75,513
Deutsche Bank AG New York Branch 4.25% 10/14/21	500,000	502,228
E*TRADE Financial Corp. 4.5% 6/20/28	75,000	78,045
Goldman Sachs Group, Inc.:
4.223% 5/1/29 (d)	900,000	935,276
5.25% 7/27/21	100,000	105,156
Morgan Stanley:
4.35% 9/8/26	1,085,000	1,135,766
4.431% 1/23/30 (d)	111,000	119,229
5% 11/24/25	552,000	601,494
		3,552,707
Consumer Finance - 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	850,000	875,886
Ally Financial, Inc. 4.125% 2/13/22	700,000	704,480
Capital One Financial Corp.:
3.2% 2/5/25	700,000	699,631
3.9% 1/29/24	124,000	128,738
Discover Financial Services:
3.75% 3/4/25	600,000	608,051
3.85% 11/21/22	100,000	103,219
4.1% 2/9/27	50,000	50,598
Ford Motor Credit Co. LLC:
3.813% 10/12/21	500,000	501,754
5.596% 1/7/22	200,000	209,300
John Deere Capital Corp. 2.7% 1/6/23	750,000	754,444
Synchrony Financial:
3.95% 12/1/27	75,000	72,561
4.375% 3/19/24	407,000	418,412
		5,127,074
Diversified Financial Services - 3.5%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	700,000	719,916
Brixmor Operating Partnership LP 3.85% 2/1/25	100,000	101,601
Cigna Corp.:
3.2% 9/17/20 (c)	100,000	100,689
4.125% 11/15/25 (c)	4,000	4,178
4.375% 10/15/28 (c)	561,000	588,875
4.8% 8/15/38 (c)	307,000	314,093
4.9% 12/15/48 (c)	7,000	7,163
GE Capital International Funding Co. 2.342% 11/15/20	300,000	297,024
General Electric Capital Corp. 5.875% 1/14/38	475,000	523,537
Voya Financial, Inc.:
3.125% 7/15/24	75,000	75,232
3.65% 6/15/26	600,000	606,090
		3,338,398
Insurance - 4.4%
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 3.1526% 9/20/21 (c)(d)(e)	200,000	199,834
3.6% 4/9/29 (c)	700,000	716,745
American International Group, Inc. 3.9% 4/1/26	950,000	973,204
Aon PLC 4.75% 5/15/45	375,000	402,650
Hartford Financial Services Group, Inc. 4.3% 4/15/43	275,000	287,978
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	11,514
4.375% 3/15/29	10,000	10,741
4.9% 3/15/49	434,000	489,680
New York Life Insurance Co. 4.45% 5/15/69 (c)	54,000	56,696
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	98,074
Protective Life Global Funding 3.397% 6/28/21 (c)	150,000	152,410
Swiss Re Finance Luxembourg SA 5% 4/2/49 (c)(d)	600,000	620,250
Willis Group North America, Inc. 3.6% 5/15/24	186,000	189,709
		4,209,485

TOTAL FINANCIALS		33,642,323

HEALTH CARE - 7.4%
Biotechnology - 0.7%
AbbVie, Inc. 3.375% 11/14/21	200,000	202,946
Celgene Corp. 4.55% 2/20/48	425,000	462,766
		665,712
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co. 3.7% 6/6/27	700,000	717,505
Boston Scientific Corp. 4% 3/1/28	700,000	732,892
		1,450,397
Health Care Providers & Services - 2.1%
Cigna Corp. 3.4% 9/17/21 (c)	18,000	18,253
CVS Health Corp. 4.3% 3/25/28	500,000	515,247
Elanco Animal Health, Inc.:
3.912% 8/27/21 (c)	100,000	102,076
4.272% 8/28/23 (c)	300,000	314,940
4.9% 8/28/28 (c)	575,000	623,387
UnitedHealth Group, Inc. 4.75% 7/15/45	350,000	396,475
		1,970,378
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	300,000	296,021
Pharmaceuticals - 2.8%
Actavis Funding SCS 4.55% 3/15/35	75,000	72,786
AstraZeneca PLC 6.45% 9/15/37	385,000	498,159
Bayer U.S. Finance II LLC 4.25% 12/15/25 (c)	700,000	719,907
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (c)	479,000	491,146
4.125% 6/15/39 (c)	138,000	143,727
4.25% 10/26/49 (c)	480,000	507,509
Perrigo Finance PLC 3.5% 12/15/21	200,000	198,004
		2,631,238

TOTAL HEALTH CARE		7,013,746

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.4%
Northrop Grumman Corp. 4.03% 10/15/47	375,000	380,044
Airlines - 0.7%
Delta Air Lines, Inc. 3.4% 4/19/21	500,000	504,920
United Airlines, Inc. 4.55% 8/25/31	215,000	228,256
		733,176
Commercial Services & Supplies - 0.7%
Steelcase, Inc. 5.125% 1/18/29	442,000	475,683
Waste Management, Inc. 2.95% 6/15/24	197,000	199,574
		675,257
Electrical Equipment - 0.1%
Rockwell Automation, Inc. 3.5% 3/1/29	70,000	73,109
Industrial Conglomerates - 1.0%
Roper Technologies, Inc. 3.65% 9/15/23	900,000	927,323
Machinery - 1.0%
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	900,000	913,809
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.9109% 9/15/21 (d)(e)	14,000	14,000
		927,809
Road & Rail - 0.9%
CSX Corp. 4.3% 3/1/48	425,000	447,958
Norfolk Southern Corp. 5.1% 8/1/2118	375,000	399,905
		847,863
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
3.5% 1/15/22	100,000	101,512
4.25% 2/1/24	364,000	378,152
		479,664

TOTAL INDUSTRIALS		5,044,245

INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment & Components - 1.0%
Amphenol Corp. 3.125% 9/15/21	117,000	118,483
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (c)	100,000	102,479
6.02% 6/15/26 (c)	675,000	726,856
		947,818
IT Services - 0.5%
IBM Corp. 4.25% 5/15/49	480,000	485,808
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. 4.64% 2/6/24	942,000	962,159
Software - 0.4%
Oracle Corp. 4% 11/15/47	375,000	378,432
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc. 3.85% 8/4/46	500,000	504,255

TOTAL INFORMATION TECHNOLOGY		3,278,472

MATERIALS - 1.7%
Chemicals - 1.6%
LYB International Finance II BV 3.5% 3/2/27	550,000	534,466
Sherwin-Williams Co. 4.5% 6/1/47	375,000	371,823
The Dow Chemical Co.:
3.625% 5/15/26 (c)	625,000	630,966
4.55% 11/30/25 (c)	18,000	19,244
		1,556,499
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	50,000	54,547

TOTAL MATERIALS		1,611,046

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
DDR Corp. 4.625% 7/15/22	32,000	33,197
Hudson Pacific Properties LP 3.95% 11/1/27	700,000	701,661
Omega Healthcare Investors, Inc. 4.5% 1/15/25	600,000	620,499
Ventas Realty LP 4.4% 1/15/29	650,000	692,241
Welltower, Inc.:
3.625% 3/15/24	10,000	10,185
4.125% 3/15/29	675,000	700,434
WP Carey, Inc.:
4.25% 10/1/26	450,000	463,701
4.6% 4/1/24	375,000	396,407
		3,618,325
Real Estate Management & Development - 0.1%
Mid-America Apartments LP 3.95% 3/15/29	100,000	104,244

TOTAL REAL ESTATE		3,722,569

UTILITIES - 6.2%
Electric Utilities - 2.8%
Cleco Corporate Holdings LLC 3.743% 5/1/26	990,000	993,393
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (c)	560,000	557,962
Exelon Corp. 5.1% 6/15/45	370,000	423,851
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.9651% 5/6/22 (d)(e)	201,000	201,066
Nevada Power Co. 3.7% 5/1/29	75,000	78,709
NextEra Energy Capital Holdings, Inc. 3.25% 4/1/26	370,000	375,814
		2,630,795
Gas Utilities - 0.3%
Southern Co. Gas Capital Corp. 4.4% 5/30/47	325,000	337,187
Independent Power and Renewable Electricity Producers - 0.8%
Emera U.S. Finance LP 3.55% 6/15/26	800,000	804,639
Multi-Utilities - 2.3%
Dominion Resources, Inc. 4.25% 6/1/28	775,000	824,570
NiSource Finance Corp. 3.49% 5/15/27	100,000	101,207
NiSource, Inc. 3.65% 6/15/23	650,000	670,400
Sempra Energy 3.8% 2/1/38	600,000	564,274
		2,160,451

TOTAL UTILITIES		5,933,072

TOTAL NONCONVERTIBLE BONDS
(Cost $87,125,901)		88,816,244

U.S. Treasury Obligations - 1.9%
U.S. Treasury Bonds:
2.5% 2/15/46	$155,000	$152,911
3% 8/15/48	1,485,000	1,613,839
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,640,379)		1,766,750

Municipal Securities - 0.1%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $111,211)	75,000	117,529

Foreign Government and Government Agency Obligations - 0.2%
State of Qatar 3.375% 3/14/24(c)	$
(Cost $199,789)	200,000	204,600
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund 2.41% (f)
(Cost $5,183,174)	5,182,147	5,183,184
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $94,260,454)		96,088,307
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(815,426)
NET ASSETS - 100%		$95,272,881

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,180,185 or 17.0% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,328
Total	$45,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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